Label	Element	Value
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Venerable Small Cap Index Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
II.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 05, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
III.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date:

I.	The section of the Prospectus titled “FUND SUMMARY: Venerable Small Cap Index” is deleted in its entirety and replaced with “FUND SUMMARY: Venerable Small Cap Index Fund”.

Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 144
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.31%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 225

[1]	Based on estimated amounts for the current fiscal year.
[2]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.